SHARE CAPITAL (Reverse Stock Split and Increase in Share Capital) (Narrative) (Details) (USD $)	0 Months Ended
	May 14, 2012	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Number of shares to be consolidated to one share in reverse stock split	15
Ordinary shares, par value per share	$ 0.04	$ 0.6	$ 0.6
Ordinary shares, shares authorized		40,000,000	20,000,000